Statement of Comprehensive Income Statement of Comprehensive Income (Paranthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Tax on Translation Adjustments	$ (6)	$ (17)	$ 47
Tax on unrealized gain (loss) on cash flow hedges	4	0	(5)
Tax on Pension/postretirement activity	$ (14)	$ 26	$ (125)